NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 11, 2024	Apr. 24, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 27, 2024	Sep. 29, 2023	Jun. 02, 2020
Short-Term Debt [Line Items]
Gain on debt extinguishment			$ 0	$ 0	$ 78,834	$ 0	$ 78,834
Payment of outstanding principal balance						225,000	$ 50,000
Notes payable outstanding			15,067,583			15,067,583		$ 9,209,896
Principal for SBA loan			535,000			535,000
Line of credit maximum borrowing capacity	$ 11,000,000	$ 8,000,000							$ 15,000,000	$ 4,500,000
Discount fee		2.25%
Commitment fee		$ 10,000
Secured borrowings			14,727,190			14,727,190		8,645,991
Line of credit remaining borrowing capacity			272,810			272,810		6,354,009
Interest accrued related to line of credit						537,284		315,031
Loans And Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable outstanding			10,989			10,989		10,989
Accrued interest			9,856			9,856		8,869
S B A Loan [Member]
Short-Term Debt [Line Items]
Accrued interest			0			0		0
Principal for SBA loan											$ 150,000
Loan payable, outstanding			144,404			144,404		142,916
Settlement Agreement [Member]
Short-Term Debt [Line Items]
Payment of outstanding principal balance						225,000
Notes payable outstanding			$ 185,000			$ 185,000		$ 410,000
Series R Convertible Preferred Stock [Member] | Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Conversion of stock, shares	165
Conversion of stock, value	$ 535,000